Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of related party transactions

		As of
Description	Balance sheet classification	December 31, 2021	December 31, 2020
Accounts receivable from employees	Accounts receivable, net	$177	$1,433
Accounts receivable from officers	Accounts receivable, net	2,693	2,793
Accounts receivable from related parties	Accounts receivable, net	1,347	1,348
Accounts receivable from the preferred stockholders	Other noncurrent assets	128	766
Notes payable due to Southland Holdings Members	Long-term debt	8,912	8,786
Amounts due to collaborative arrangement	Accrued liabilities	19,030	18,477
Total related party transactions		$32,287	$33,603